GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES (Details Narrative) - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Gain loss on investments	¥ 1,322	¥ 9,740	¥ 29,312	¥ 16,010